Investment in Subsidiaries - Additional Information (Detail) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Disclosure of subsidiaries [line items]
Net loss | €	[1]	€ (56,395)		€ (23,606)		€ (29,114)
Celyad Inc [member] | USA [member]
Disclosure of subsidiaries [line items]
Net loss | $			$ 1,975		$ 2,634

[1]	For 2017, 2016 and 2015, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.